8. Hybrid Debt Instrument (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of derivative liability	$ 2,125,117	$ 0
Costs exceeding the debt proceeds	(295,033)	(326,916)
Interest expense	266,999	4,706
Accrued interest	77,857	0
Stock issuable for accrued interest	75,935	$ 0
SPA Note [Member]
Convertible note face value	$ 3,000,000
Debt stated interest rate	10.00%
Warrants issued with note	10,000,000
Conversion price	$ .15
Value of compound derivative	$ 3,500,000
Change in fair value of derivative liability	(2,100,000)
Costs exceeding the debt proceeds	(60,000)
Interest expense	154,000
Accrued interest	78,000
Stock issuable for accrued interest	$ 76,000